[AIM LOGO APPEARS HERE]         Dear Shareholder:

                 [PHOTO of      As the fiscal year covered by this report
            Charles T. Bauer,   opened, financial markets were still in the grip
             Chairman of the    of the near-meltdown occasioned by 1998's Asian
LETTER      Board of The Fund   crises. The situation led the Federal Reserve
TO OUR        APPEARS HERE]     Board (the Fed) to reduce the short-term federal
SHAREHOLDERS                    funds target rate three times late in 1998.
               These Fed moves were not motivated by a slowdown in the U.S. economy; rather, they represented a strenuous effort to reestablish liquidity in markets worldwide. The U.S. economy continued to move ahead at a brisk pace, exhibiting the unusual combination of strong growth coupled with low inflation.
                 However, this scenario changed slightly as some monthly
               economic indicators showed inflationary tendencies in certain commodity prices. This and the unwinding of the 1998 global crisis (evident in the stabilization of the foreign markets) compelled the Fed to increase short-term interest rates twice late in the fiscal year. The Fed increased the federal funds rate 25 basis points at both the June 30 and August 24 Federal Open Market Committee meetings. On August 24, the Fed also increased the discount rate by 25 basis points to 4.75%. Many investors felt that part of the Fed's motivation in raising rates before the fourth quarter was to stabilize the markets pre-emptively. The Fed has committed to provide as much as $50 billion in cash to banks at year-end, along with special liquidity facilities so brokers can finance their inventories.

               YOUR INVESTMENT PORTFOLIO

               As of August 31, 1999, the performance of the portfolio's Private Investment Class compared very favorably with the performance reported for comparative indexes, as shown in the table.

               Yields as of 8/31/99
                                               Average               Seven-Day
                                            Monthly Yield              Yield
               Prime Portfolio
               Private Investment Class         4.84%                  4.95%

               IBC Money Fund Averages(TM) -
               First-Tier Institutions Only     4.82%                  4.92%

               IBC Money Fund Averages(TM) -
               Total Institutions Only          4.70%                  4.81%

                 This record can be attributed to the portfolio's disciplined approach of maintaining a laddered 60-day maximum maturity schedule. This structure allows the portfolio to respond to higher interest-rate levels more quickly than other funds with longer maturity schedules, and it also allows the investor to take advantage of higher yields through quarter-ends and other volatile market periods. The portfolio's weighted average maturity was maintained in the 15- to 25-day range during the period. At the end of August 1999, the WAM stood at 23 days. The portfolio will continue to maintain a relatively short WAM to remain flexible in volatile interest-rate periods. Net assets of the Private Investment Class stood at $384.9 million as of August 31, 1999.
                 The portfolio continues to hold the highest credit-quality ratings given by the two most widely known credit-rating agencies: AAAm from Standard & Poor's and Aaa from Moody's. In addition, the portfolio received the highest rating (AAA) from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. With the addition of the AAA Fitch rating, AIM has

                                                                     (continued)
               become the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.
                 The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase-agreement securities. (An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.)

               OUTLOOK FOR THE FUTURE

               Although the U.S. gross domestic product growth rate fell from 2.3% to 1.6% at the end of the second quarter, the expected annualized growth rate for the third quarter is 3.5%. The last two Fed rate increases have so far had little effect on the U.S. economy, which continues full steam ahead. With two more Fed meetings scheduled in 1999 (November 16 and December 21), investors are speculating about another Fed tightening. Liquidity is the primary concern around the Y2K issue. Because no one knows where the cash will be flowing by year-end, money managers are dutifully estimating the anticipated high withdrawal volume from financial institutions. Despite these concerns, another tightening is still quite possible. Another increase would position the federal funds target rate exactly where it was before 1998's international crisis.
                 We are pleased to send you this annual report on your
               investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also committed to customer service and are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005. We are happy to be of service.

               Respectfully submitted,


               /s/ CHARLES T. BAUER
               Charles T. Bauer
               Chairman

SCHEDULE OF INVESTMENTS
August 31, 1999

                                                         PAR
                                              MATURITY  (000)       VALUE
COMMERCIAL PAPER - 82.48%(a)

BASIC INDUSTRIES - 2.62%

CHEMICALS - 0.63%

Du Pont (E.I.) de Nemours and Co.
5.05%                                         09/03/99 $ 25,000 $   24,992,985
------------------------------------------------------------------------------
Henkel Corp.
5.07%                                         09/02/99   30,000     29,995,775
------------------------------------------------------------------------------
                                                                    54,988,760
------------------------------------------------------------------------------

METAL MINING - 1.99%

Rio Tinto America, Inc.
5.12%                                         09/01/99   50,000     50,000,000
------------------------------------------------------------------------------
5.11%                                         09/07/99   50,000     49,957,417
------------------------------------------------------------------------------
5.27%                                         09/29/99   42,300     42,126,617
------------------------------------------------------------------------------
5.27%                                         09/30/99   32,000     31,864,151
------------------------------------------------------------------------------
                                                                   173,948,185
------------------------------------------------------------------------------
  Total Basic Industries                                           228,936,945
------------------------------------------------------------------------------

CAPITAL GOODS - 0.83%

ELECTRICAL EQUIPMENT - 0.83%

Siemens Capital Corp.
5.12%                                         09/24/99   72,775     72,536,944
------------------------------------------------------------------------------

CONSUMER DURABLES - 1.43%

AUTOMOBILE - 1.43%

Daimler-Chrysler North America Holding Corp.
5.09%                                         09/09/99   50,000     49,943,444
------------------------------------------------------------------------------
5.27%                                         10/12/99   25,000     24,849,951
------------------------------------------------------------------------------
5.29%                                         10/22/99   25,000     24,812,646
------------------------------------------------------------------------------
5.28%                                         10/26/99   25,000     24,798,333
------------------------------------------------------------------------------
  Total Consumer Durables                                          124,404,374
------------------------------------------------------------------------------

CONSUMER NONDURABLES - 2.61%

HOUSEHOLD PRODUCTS - 2.61%

Colgate-Palmolive Co.
5.26%                                         09/30/99   67,000     66,716,106
------------------------------------------------------------------------------
Kimberly-Clark Worldwide, Inc.
5.27%                                         10/13/99   33,021     32,817,976
------------------------------------------------------------------------------
Procter & Gamble Co.
5.10%                                         09/13/99   50,000     49,915,000
------------------------------------------------------------------------------
5.14%                                         09/20/99   28,500     28,422,686
------------------------------------------------------------------------------
5.16%                                         09/23/99   50,000     49,842,333
------------------------------------------------------------------------------
  Total Consumer Nondurables                                       227,714,101
------------------------------------------------------------------------------

                                               PAR
                                    MATURITY  (000)       VALUE
ENERGY - 1.94%

OIL & GAS - 1.94%

Chevron U. S. A., Inc.
5.27%                               10/29/99 $ 50,000 $   49,575,472
--------------------------------------------------------------------
Koch Industries, Inc.
5.07%                               09/01/99   50,000     50,000,000
--------------------------------------------------------------------
Petrofina Delaware, Inc.
5.13%                               09/27/99   20,000     19,925,900
--------------------------------------------------------------------
5.30%                               10/25/99   50,000     49,602,500
--------------------------------------------------------------------
  Total Energy                                           169,103,872
--------------------------------------------------------------------

FINANCIAL - 71.52%

ASSET-BACKED SECURITIES-COMMERCIAL
 LOANS/LEASES - 4.98%

Centric Capital Corp.
5.13%                               09/13/99   40,000     39,931,600
--------------------------------------------------------------------
5.14%                               09/23/99   40,742     40,614,025
--------------------------------------------------------------------
5.16%                               09/28/99   40,000     39,845,200
--------------------------------------------------------------------
5.20%                               09/29/99   50,000     49,797,778
--------------------------------------------------------------------
5.30%                               09/29/99   80,226     79,895,291
--------------------------------------------------------------------
5.35%                               10/06/99   20,000     19,895,972
--------------------------------------------------------------------
5.31%                               10/08/99   44,000     43,759,870
--------------------------------------------------------------------
Fleet Funding Corp.
5.12%                               09/17/99   54,655     54,530,629
--------------------------------------------------------------------
5.31%                               10/12/99   66,381     65,979,561
--------------------------------------------------------------------
                                                         434,249,926
--------------------------------------------------------------------

ASSET-BACKED SECURITIES-CONSUMER
 RECEIVABLES - 4.00%

Old Line Funding Corp.
5.33%                               10/07/99   25,851     25,713,214
--------------------------------------------------------------------
Riverwoods Funding Corp.
5.17%                               09/08/99   40,000     39,959,789
--------------------------------------------------------------------
5.12%                               09/24/99   50,000     49,836,444
--------------------------------------------------------------------
5.13%                               09/27/99   50,000     49,814,750
--------------------------------------------------------------------
5.20%                               09/27/99   50,000     49,812,222
--------------------------------------------------------------------
5.30%                               10/01/99   50,000     49,779,167
--------------------------------------------------------------------
Thunder Bay Funding Inc.
5.12%                               09/10/99   42,273     42,218,891
--------------------------------------------------------------------
5.14%                               09/17/99   42,280     42,183,414
--------------------------------------------------------------------
                                                         349,317,891
--------------------------------------------------------------------

                                                    PAR
                                         MATURITY  (000)       VALUE
ASSET-BACKED SECURITIES-MULTI-
  PURPOSE - 31.69%

Aspen Funding Corp.
5.30%                                    10/05/99 $ 50,000 $   49,749,722
-------------------------------------------------------------------------
5.34%                                    10/15/99  100,000     99,347,334
-------------------------------------------------------------------------
5.35%                                    10/22/99   50,000     49,621,042
-------------------------------------------------------------------------
Clipper Receivables Corp.
5.13%                                    09/03/99   50,000     49,985,750
-------------------------------------------------------------------------
5.12%                                    09/07/99   50,000     49,957,333
-------------------------------------------------------------------------
5.30%                                    10/05/99   50,000     49,749,722
-------------------------------------------------------------------------
5.30%                                    10/08/99   80,000     79,564,222
-------------------------------------------------------------------------
Corporate Receivables Corp.
5.12%                                    09/08/99   50,000     49,950,222
-------------------------------------------------------------------------
5.12%                                    09/15/99   50,000     49,900,444
-------------------------------------------------------------------------
5.13%                                    09/15/99   50,000     49,900,250
-------------------------------------------------------------------------
5.12%                                    09/16/99   50,000     49,893,333
-------------------------------------------------------------------------
5.11%                                    09/20/99   50,000     49,865,153
-------------------------------------------------------------------------
5.13%                                    09/21/99   30,000     29,914,500
-------------------------------------------------------------------------
5.13%                                    09/23/99   50,000     49,843,250
-------------------------------------------------------------------------
5.30%                                    10/04/99   75,000     74,635,625
-------------------------------------------------------------------------
5.30%                                    10/08/99   50,000     49,727,639
-------------------------------------------------------------------------
Edison Asset Securitization, L.L.C.
5.16%                                    09/14/99   50,000     49,906,833
-------------------------------------------------------------------------
Enterprise Funding Corp.
5.13%                                    09/10/99   50,000     49,935,875
-------------------------------------------------------------------------
5.17%                                    09/28/99   24,693     24,597,253
-------------------------------------------------------------------------
5.20%                                    09/28/99   53,999     53,788,404
-------------------------------------------------------------------------
5.28%                                    09/30/99   25,185     25,077,880
-------------------------------------------------------------------------
5.35%                                    10/07/99   17,632     17,537,669
-------------------------------------------------------------------------
Falcon Asset Securitization Corp.
4.13%                                    09/09/99   50,000     49,943,000
-------------------------------------------------------------------------
5.16%                                    09/15/99   40,000     39,919,733
-------------------------------------------------------------------------
5.17%                                    09/27/99   25,000     24,906,653
-------------------------------------------------------------------------
Mont Blanc Capital Corp.
5.35%                                    10/19/99   40,000     39,714,667
-------------------------------------------------------------------------
Monte Rosa Capital Corp.
5.35%                                    10/13/99   92,000     91,425,767
-------------------------------------------------------------------------
5.35%                                    10/15/99   25,000     24,836,528
-------------------------------------------------------------------------
5.35%                                    10/18/99   47,000     46,671,718
-------------------------------------------------------------------------

                                                    PAR
                                         MATURITY  (000)       VALUE
ASSET-BACKED SECURITIES-MULTI-
  PURPOSE - (CONTINUED)

Newport Funding Corp.
5.13%                                    09/16/99 $ 50,000 $   49,893,125
-------------------------------------------------------------------------
5.13%                                    09/21/99   50,000     49,857,500
-------------------------------------------------------------------------
5.30%                                    10/07/99  100,000     99,470,000
-------------------------------------------------------------------------
5.35%                                    10/22/99   50,000     49,621,042
-------------------------------------------------------------------------
Park Avenue Receivables Corp.
5.12%                                    09/10/99   35,000     34,955,200
-------------------------------------------------------------------------
5.14%                                    09/22/99   40,119     39,998,710
-------------------------------------------------------------------------
5.19%                                    09/22/99   50,000     49,848,625
-------------------------------------------------------------------------
5.35%                                    10/12/99   29,976     29,793,355
-------------------------------------------------------------------------
Preferred Receivables Funding Corp.
5.12%                                    09/13/99   25,000     24,957,333
-------------------------------------------------------------------------
5.13%                                    09/13/99   20,000     19,965,800
-------------------------------------------------------------------------
5.13%                                    09/16/99   50,000     49,893,125
-------------------------------------------------------------------------
5.12%                                    09/20/99   10,000      9,972,978
-------------------------------------------------------------------------
5.30%                                    10/05/99   24,800     24,675,862
-------------------------------------------------------------------------
Quincy Capital Corp.
5.13%                                    09/07/99   50,000     49,957,250
-------------------------------------------------------------------------
5.12%                                    09/08/99   31,655     31,623,486
-------------------------------------------------------------------------
5.12%                                    09/14/99   88,620     88,456,151
-------------------------------------------------------------------------
5.13%                                    09/14/99   27,151     27,100,703
-------------------------------------------------------------------------
5.14%                                    09/16/99   26,066     26,010,175
-------------------------------------------------------------------------
5.12%                                    09/17/99   30,226     30,157,219
-------------------------------------------------------------------------
5.17%                                    09/20/99   29,997     29,915,150
-------------------------------------------------------------------------
5.30%                                    10/06/99   74,274     73,891,283
-------------------------------------------------------------------------
5.30%                                    10/07/99   57,131     56,828,206
-------------------------------------------------------------------------
5.35%                                    10/12/99   55,101     54,765,266
-------------------------------------------------------------------------
Receivables Capital Corp.
5.14%                                    09/16/99   20,000     19,957,167
-------------------------------------------------------------------------
5.30%                                    10/06/99   53,193     52,918,908
-------------------------------------------------------------------------
5.30%                                    10/08/99   83,865     83,408,169
-------------------------------------------------------------------------
Sheffield Receivables Corp.
5.15%                                    09/24/99   22,500     22,425,969
-------------------------------------------------------------------------
5.22%                                    09/28/99   42,800     42,632,438
-------------------------------------------------------------------------
5.28%                                    10/04/99   80,400     80,010,864
-------------------------------------------------------------------------
5.38%                                    10/15/99   42,200     41,922,511
-------------------------------------------------------------------------
                                                            2,764,751,091
-------------------------------------------------------------------------

                                                        PAR
                                             MATURITY  (000)       VALUE
ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES - 11.33%

Asset Securitization Cooperative Corp.
5.12%                                        09/17/99 $ 30,000 $   29,931,733
-----------------------------------------------------------------------------
5.12%                                        09/20/99   50,000     49,864,889
-----------------------------------------------------------------------------
5.15%                                        09/27/99   50,000     49,814,028
-----------------------------------------------------------------------------
Ciesco, L.P.
5.16%                                        09/22/99   50,000     49,849,500
-----------------------------------------------------------------------------
Corporate Asset Funding Co., Inc.
5.12%                                        09/01/99   20,000     20,000,000
-----------------------------------------------------------------------------
5.12%                                        09/09/99   50,000     49,943,111
-----------------------------------------------------------------------------
5.16%                                        09/23/99   40,000     39,873,867
-----------------------------------------------------------------------------
5.20%                                        09/28/99   75,000     74,707,500
-----------------------------------------------------------------------------
5.31%                                        10/08/99   50,000     49,727,125
-----------------------------------------------------------------------------
Delaware Funding Corp.
5.12%                                        09/10/99   25,000     24,968,000
-----------------------------------------------------------------------------
5.13%                                        09/15/99   25,059     25,009,007
-----------------------------------------------------------------------------
5.18%                                        09/20/99   32,031     31,943,431
-----------------------------------------------------------------------------
5.33%                                        10/08/99   66,368     66,004,432
-----------------------------------------------------------------------------
Variable Funding Capital
5.12%                                        09/07/99   50,000     49,957,333
-----------------------------------------------------------------------------
5.11%                                        09/13/99   25,000     24,957,416
-----------------------------------------------------------------------------
5.13%                                        09/14/99   20,000     19,962,950
-----------------------------------------------------------------------------
5.30%                                        10/07/99   59,075     58,761,903
-----------------------------------------------------------------------------
5.34%                                        10/13/99  100,000     99,377,000
-----------------------------------------------------------------------------
5.34%                                        10/18/99   50,000     49,651,417
-----------------------------------------------------------------------------
5.34%                                        10/19/99   50,000     49,644,000
-----------------------------------------------------------------------------
5.35%                                        10/22/99   75,000     74,431,563
-----------------------------------------------------------------------------
                                                                  988,380,205
-----------------------------------------------------------------------------

BANKING - 3.48%

Canadian Imperial Holdings, Inc.
5.10%                                        09/01/99   30,000     30,000,000
-----------------------------------------------------------------------------
Citicorp
5.15%                                        09/21/99   70,000     69,799,722
-----------------------------------------------------------------------------
Banc One Financial Corp.
5.11%                                        09/08/99   50,000     49,950,319
-----------------------------------------------------------------------------
5.13%                                        09/13/99   35,000     34,940,150
-----------------------------------------------------------------------------
5.28%                                        10/04/99   45,000     44,782,200
-----------------------------------------------------------------------------
5.26%                                        10/12/99   15,000     14,910,142
-----------------------------------------------------------------------------
5.34%                                        10/18/99   60,000     59,581,700
-----------------------------------------------------------------------------
                                                                  303,964,233
-----------------------------------------------------------------------------

                                                         PAR
                                              MATURITY  (000)       VALUE
BROKERAGE/INVESTMENTS - 1.15%

Bear, Stearns & Co., Inc.
5.12%                                         09/08/99 $ 50,000 $   49,950,222
------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
5.30%                                         10/01/99   50,000     49,779,167
------------------------------------------------------------------------------
                                                                    99,729,389
------------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 12.62%

Ameritech Capital Funding Corp.
5.08%                                         09/02/99   50,000     49,992,944
------------------------------------------------------------------------------
Associates First Capital Corp.
5.15%                                         09/21/99   50,000     49,856,944
------------------------------------------------------------------------------
5.14%                                         09/23/99   40,000     39,874,356
------------------------------------------------------------------------------
5.33%                                         10/20/99   50,000     49,637,264
------------------------------------------------------------------------------
5.33%                                         10/26/99   30,000     29,755,708
------------------------------------------------------------------------------
BellSouth Capital Funding Corp.
5.12%                                         09/22/99   50,000     49,850,667
------------------------------------------------------------------------------
CIT Group Holdings, Inc. (The)
5.30%                                         10/26/99   50,000     49,595,139
------------------------------------------------------------------------------
Commercial Credit Co.
5.11%                                         09/10/99   50,000     49,936,125
------------------------------------------------------------------------------
Deere (John) Capital Corp.
5.13%                                         09/17/99   50,000     49,886,000
------------------------------------------------------------------------------
Deutsche Bank Financial Inc.
5.10%                                         09/03/99   50,000     49,985,833
------------------------------------------------------------------------------
Dresdner U.S. Finance, Inc.
5.11%                                         09/02/99   50,000     49,992,903
------------------------------------------------------------------------------
Ford Motor Credit Co.
5.11%                                         09/03/99   50,000     49,985,806
------------------------------------------------------------------------------
5.13%                                         09/15/99   50,000     49,900,250
------------------------------------------------------------------------------
5.30%                                         10/06/99   50,000     49,742,361
------------------------------------------------------------------------------
General Electric Capital Services
5.31%                                         10/19/99  100,000     99,292,000
------------------------------------------------------------------------------
5.30%                                         10/20/99  100,000     99,278,612
------------------------------------------------------------------------------
General Motors Acceptance Corp.
5.31%                                         10/20/99   50,000     49,638,625
------------------------------------------------------------------------------
International Lease Finance Corp.
5.08%                                         09/09/99   50,000     49,943,556
------------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
 Corp.
5.24%                                         10/12/99   35,000     34,791,128
------------------------------------------------------------------------------

                                                    PAR
                                         MATURITY  (000)       VALUE
UBS Finance (Delaware) Inc.
5.11%                                    09/02/99 $ 50,000 $   49,992,903
-------------------------------------------------------------------------
5.25%                                    10/12/99   50,000     49,701,042
-------------------------------------------------------------------------
                                                            1,100,630,166
-------------------------------------------------------------------------

INSURANCE (LIFE) - 0.57%

Prudential Funding Corp.
5.16%                                    09/21/99   50,000     49,856,667
-------------------------------------------------------------------------

PERSONAL CREDIT - 1.14%

American Express Credit Corp.
5.07%                                    09/01/99   50,000     50,000,000
-------------------------------------------------------------------------
5.27%                                    10/26/99   50,000     49,597,431
-------------------------------------------------------------------------
                                                               99,597,431
-------------------------------------------------------------------------

MULTIPLE INDUSTRY - 0.56%

American General Corp.
5.31%                                    10/25/99   50,000     49,601,750
-------------------------------------------------------------------------
  Total Financial                                           6,240,078,749
-------------------------------------------------------------------------

TECHNOLOGY - 0.39%

COMPUTERS (SOFTWARE & SERVICES) - 0.39%

Electronic Data Systems Corp.
5.13%                                    09/24/99   33,550     33,440,040
-------------------------------------------------------------------------
  Total Technology                                             33,440,040
-------------------------------------------------------------------------

UTILITIES - 1.14%

TELEPHONE - 1.14%

BellSouth Telecommunications, Inc.
5.28%                                    10/15/99   50,000     49,677,333
-------------------------------------------------------------------------
SBC Communications, Inc.
5.28%                                    10/27/99   50,000     49,589,333
-------------------------------------------------------------------------
  Total Utilities                                              99,266,666
-------------------------------------------------------------------------
  Total Commercial Paper (Cost -
    $7,195,481,691)                                         7,195,481,691
-------------------------------------------------------------------------

MASTER NOTE AGREEMENT - 3.57%

Merrill Lynch Mortgage Capital, Inc.
5.82%(b)                                 08/17/00  311,525    311,525,000
-------------------------------------------------------------------------
  Total Master Note Agreement (Cost -
    $311,525,000)                                             311,525,000
-------------------------------------------------------------------------

                                                         PAR
                                              MATURITY  (000)       VALUE
MEDIUM TERM NOTE - 0.45%

Toyota Motor Credit Corp.
5.26%                                         09/29/99 $ 40,000 $   39,996,709
---------------------------------------------------------------------------------
  Total Medium Term Note (cost - $39,996,709)                       39,996,709
---------------------------------------------------------------------------------
  Total Investments (excluding Repurchase
   Agreements)                                                   7,547,003,400
---------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 13.95%(c)

Dean Witter Reynolds Inc.
 5.51%(d)                                     09/01/99  163,902    163,901,609
---------------------------------------------------------------------------------
Goldman, Sachs & Co.
 5.40%(e)                                     01/24/00  100,000    100,000,000
---------------------------------------------------------------------------------
 4.625%(f)                                    01/26/00  100,000    100,000,000
---------------------------------------------------------------------------------
Salomon Smith Barney Inc.
 5.51%(g)                                           --  853,000    853,000,000
---------------------------------------------------------------------------------
  Total Repurchase Agreements (Cost -
    $1,216,901,609)                                              1,216,901,609
---------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.45%                                      8,763,905,009(h)
---------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.45%)                            (39,680,318)
---------------------------------------------------------------------------------
NET ASSETS - 100.00%                                            $8,724,224,691
=================================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Master Note Purchase Agreement may be terminated by either party upon one business day prior written notice, at which time all amounts outstanding under the notes purchased under the Master Note Agreement will become payable. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 08/31/99.
(c) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Joint repurchase agreement entered into 08/31/99 with a maturing value of $300,045,913. Collateralized by $312,373,000 U.S. Government obligations, 0% to 8.25% due 09/14/99 to 05/15/29 with an aggregate market value at 08/31/99 of $306,004,298.
(e) Term repurchase agreement entered into 07/29/99; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $105,904,376 U.S. Government Agency securities, 5.00% to 7.50% due 09/01/06 to 08/01/29 with an aggregate market value at 08/31/99 of $102,000,000.
(f) Term repurchase agreement entered into 08/13/99; however, either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $106,703,765 U.S. Government Agency securities, 5.50% to 8.00% due 01/01/05 to 08/01/29 with an aggregate market value at 08/31/99 of $102,000,001.
(g) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $880,779,143 U.S. Government obligations, 0% to 6.85% due 10/21/99 to 01/15/29 with an aggregate market value at 08/31/99 of $889,114,611.
(h) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1999

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $7,547,003,400
------------------------------------------------------------------------
Repurchase agreements                                      1,216,901,609
------------------------------------------------------------------------
Interest receivable                                            2,570,288
------------------------------------------------------------------------
Investment for deferred compensation plan                        133,814
------------------------------------------------------------------------
Other assets                                                     473,146
------------------------------------------------------------------------
  Total assets                                             8,767,082,257
------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Dividends                                                   41,245,353
------------------------------------------------------------------------
  Deferred compensation                                          133,814
------------------------------------------------------------------------
Accrued administrative services fees                              37,708
------------------------------------------------------------------------
Accrued advisory fees                                            455,928
------------------------------------------------------------------------
Accrued distribution fees                                        409,769
------------------------------------------------------------------------
Accrued transfer agent fees                                       92,318
------------------------------------------------------------------------
Accrued operating expenses                                       482,676
------------------------------------------------------------------------
  Total liabilities                                           42,857,566
------------------------------------------------------------------------
NET ASSETS                                                $8,724,224,691
========================================================================

NET ASSETS:

Institutional Class                                       $6,210,056,165
========================================================================
Private Investment Class                                  $  384,893,974
========================================================================
Personal Investment Class                                 $   87,753,556
========================================================================
Cash Management Class                                     $1,253,799,271
========================================================================
Reserve Class                                             $  121,782,725
========================================================================
Resource Class                                            $  665,939,000
========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Institutional Class                                        6,210,062,703
========================================================================
Private Investment Class                                     384,894,228
========================================================================
Personal Investment Class                                     87,753,580
========================================================================
Cash Management Class                                      1,253,799,009
========================================================================
Reserve Class                                                121,782,724
========================================================================
Resource Class                                               665,938,785
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1999

INVESTMENT INCOME:

Interest income                                       $488,890,186
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            5,205,023
-------------------------------------------------------------------
Custodian fees                                             419,158
-------------------------------------------------------------------
Administrative services fees                               258,934
-------------------------------------------------------------------
Directors' fees and expenses                                63,108
-------------------------------------------------------------------
Transfer agent fees                                      1,057,109
-------------------------------------------------------------------
Distribution fees (Note 2)                               5,691,057
-------------------------------------------------------------------
Other                                                    1,130,340
-------------------------------------------------------------------
  Total expenses                                        13,824,729
-------------------------------------------------------------------
Less: Fee waivers                                       (1,675,069)
-------------------------------------------------------------------
  Net expenses                                          12,149,660
-------------------------------------------------------------------
Net investment income                                  476,740,526
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $476,740,526
===================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1999 and 1998

                                                  1999            1998
                                             --------------  --------------
OPERATIONS:

 Net investment income                       $  476,740,526  $  423,578,403
----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                   476,740,526     423,578,403
----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                          (364,347,968)   (334,784,531)
----------------------------------------------------------------------------
  Private Investment Class                      (18,159,703)    (14,188,012)
----------------------------------------------------------------------------
  Personal Investment Class                      (6,869,222)     (5,889,522)
----------------------------------------------------------------------------
  Cash Management Class                         (57,786,622)    (49,287,200)
----------------------------------------------------------------------------
  Reserve Class                                  (1,195,139)    (19,429,138)
----------------------------------------------------------------------------
  Resource Class                                (28,381,872)             --
----------------------------------------------------------------------------
Capital stock transactions-net (See Note 4)     884,926,848     984,587,209
----------------------------------------------------------------------------
  Net increase in net assets                    884,926,848     984,587,209
----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                         7,839,297,843   6,854,710,634
----------------------------------------------------------------------------
  End of period                              $8,724,224,691  $7,839,297,843
============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in) $8,724,231,029  $7,839,304,181
----------------------------------------------------------------------------
  Undistributed net realized gain (loss) on
   sales of investments                              (6,338)         (6,338)
----------------------------------------------------------------------------
                                             $8,724,224,691  $7,839,297,843
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1999

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two different portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"), with the assets, liabilities and operations of each portfolio accounted for separately. The Portfolio currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $100 million                 0.20%
----------------------------------------
Over $100 million to $200 million  0.15%
----------------------------------------
Over $200 million to $300 million  0.10%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended August 31, 1999, AIM was paid $258,934 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended August 31, 1999, AFS was paid $903,145 for such services.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the year ended August 31, 1999, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class paid $1,155,429, $758,574, $935,042, $940,270, and $226,673, respectively, as compensation under the Plan. FMC waived fees of $1,675,069 for the same period. Certain officers and directors of the Fund are officers of AIM, FMC and AFS.
 During the year ended August 31, 1999, the Portfolio paid legal fees of $20,924 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the year ended August 31, 1999 and 1998 were as follows.

                                       1999                                 1998
                        ------------------------------------  ---------------------------------
                             SHARES             AMOUNT            SHARES            AMOUNT
                        -----------------  -----------------  ---------------  ----------------
Sold:
  Institutional Class     109,937,908,800  $ 109,937,908,800   70,953,094,776  $ 70,953,094,776
------------------------------------------------------------------------------------------------
  Private Investment
   Class                    3,170,645,036      3,170,645,036    2,265,361,261     2,265,361,261
------------------------------------------------------------------------------------------------
  Personal Investment
   Class                    1,878,724,152      1,878,724,152    1,442,106,992     1,442,106,992
------------------------------------------------------------------------------------------------
  Cash Management Class    12,368,423,760     12,368,423,760   10,266,695,255    10,266,695,255
------------------------------------------------------------------------------------------------
  Reserve Class*              427,972,822        427,972,822               --                --
------------------------------------------------------------------------------------------------
  Resource Class            4,803,364,271      4,803,364,271    5,571,480,416     5,571,480,416
------------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class          27,367,341         27,367,341       25,834,568        25,834,568
------------------------------------------------------------------------------------------------
  Private Investment
   Class                        9,729,854          9,729,854        6,616,509         6,616,509
------------------------------------------------------------------------------------------------
  Personal Investment
   Class                        7,060,491          7,060,491        5,817,504         5,817,504
------------------------------------------------------------------------------------------------
  Cash Management Class        43,017,293         43,017,293       27,781,043        27,781,043
------------------------------------------------------------------------------------------------
  Reserve Class*                  763,247            763,247               --                --
------------------------------------------------------------------------------------------------
  Resource Class               24,478,821         24,478,821       16,446,253        16,446,253
------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class    (109,599,031,637)  (109,599,031,637) (70,728,159,503)  (70,728,159,503)
------------------------------------------------------------------------------------------------
  Private Investment
   Class                   (3,090,291,929)    (3,090,291,929)  (2,212,613,562)   (2,212,613,562)
------------------------------------------------------------------------------------------------
  Personal Investment
   Class                   (1,938,117,905)    (1,938,117,905)  (1,405,052,971)   (1,405,052,971)
------------------------------------------------------------------------------------------------
  Cash Management Class   (12,019,849,792)   (12,019,849,792) (10,199,573,686)  (10,199,573,686)
------------------------------------------------------------------------------------------------
  Reserve Class*             (306,953,345)      (306,953,345)              --                --
------------------------------------------------------------------------------------------------
  Resource Class           (4,860,284,432)    (4,860,284,432)  (5,051,247,646)   (5,051,247,646)
------------------------------------------------------------------------------------------------
Net increase                  884,926,848  $     884,926,848      984,587,209  $    984,587,209
================================================================================================

* The Reserve Class commenced sales on January 4, 1999.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Private Investment Class capital stock outstanding for each of the years in the five-year period ended August 31, 1999.

                             1999         1998      1997      1996      1995
                           --------     --------  --------  --------  --------
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
-------------------------  --------     --------  --------  --------  --------
Income from investment
 operations:
  Net investment income        0.05         0.05      0.05      0.05      0.05
-------------------------  --------     --------  --------  --------  --------
Less distributions:
  Dividends from net
   investment income          (0.05)       (0.05)    (0.05)    (0.05)    (0.05)
-------------------------  --------     --------  --------  --------  --------
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
=========================  ========     ========  ========  ========  ========
Total return                   4.84%        5.39%     5.21%     5.32%     5.48%
=========================  ========     ========  ========  ========  ========
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)            $384,894     $294,811  $235,447  $209,443  $154,278
=========================  ========     ========  ========  ========  ========
Ratio of expenses to
 average net assets(a)         0.39%(b)     0.39%     0.39%     0.39%     0.39%
=========================  ========     ========  ========  ========  ========
Ratio of net investment
 income to average net
 assets(c)                     4.72%(b)     5.26%     5.10%     5.20%     5.50%
=========================  ========     ========  ========  ========  ========

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.59%, 0.59%, 0.59%, 0.59% and 0.60% for the periods 1999-1995, respectively.
(b) Ratios based on average net assets of $385,143,051.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.52%, 5.06%, 4.90%, 5.00% and 5.29% for the periods 1999-1995, respectively.

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

KPMG LLP

October 1, 1999
Houston, Texas

                          DIRECTORS
Charles T. Bauer                                  Carl Frischling
Bruce L. Crockett                                Robert H. Graham          Short-Term
Owen Daly II                                   Prema Mathai-Davis          Investments Co.
Edward K. Dunn, Jr.                              Lewis F. Pennock          (STIC)
Jack M. Fields                                     Louis S. Sklar

                           OFFICERS

Charles T. Bauer                                         Chairman
Robert H. Graham                                        President
Gary T. Crum                                   Sr. Vice President
Carol F. Relihan                   Sr. Vice President & Secretary
Dana R. Sutton                         Vice President & Treasurer
Melville B. Cox                                    Vice President          Prime
Karen Dunn Kelley                                  Vice President          Portfolio
J. Abbott Sprague                                  Vice President          -------------------------------------------------
Mary J. Benson     Assistant Vice President & Assistant Treasurer          Private                                    ANNUAL
Sheri Morris       Assistant Vice President & Assistant Treasurer          Investment                                 REPORT
Renee A. Friedli                              Assistant Secretary          Class
P. Michelle Grace                             Assistant Secretary
Jeffrey H. Kupor                              Assistant Secretary
Nancy L. Martin                               Assistant Secretary                                            AUGUST 31, 1999
Ofelia M. Mayo                                Assistant Secretary
Lisa A. Moss                                  Assistant Secretary
Kathleen J. Pflueger                          Assistant Secretary
Samuel D. Sirko                               Assistant Secretary
Stephen I. Winer                              Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                         800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                  LEGAL COUNSEL TO DIRECTORS
             Kramer, Levin, Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

                         AUDITORS
                         KPMG LLP
                      700 Louisiana
                     Houston, TX 77002

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company

PRM-AR-2